Supplemental disclosure of cash flow information (Tables)	9 Months Ended
Sep. 30, 2023
Supplemental Disclosure Of Cash Flow Information
Disclosure of changes in operating assets and liabilities

	Three months ended		Nine months ended
	September 30,		September 30,
	2023	2022	2023	2022
	$	$	$	$
Changes in operating assets and liabilities:
Trade and other receivables	(411)	205	(9)	425
Inventory	(1)	41	139	(165)
Prepaid expenses and other current assets	186	(481)	64	(1,240)
Payables and accrued liabilities	(159)	(133)	(322)	(14)
Deferred revenues	(27)	595	(1,386)	1,425
Taxes payable	-	210	-	210
Provision for restructuring and other costs	(6)	-	(11)	-
Employee future benefits	(142)	(269)	(396)	(387)
Deferred gain	466	-	466	-
	(94)	168	(1,455)	254